Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Parenthetical) (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure Of Net Debt And Share Capital Reserves And Other Equity Interest [abstract]
Cash reclassified as held for sale	€ 20
Bank Overdraft reclassified as held for sale	€ 5